                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Medcare N.V.*

Address: Snipweg 26
         Curacao
         Netherlands Antilles

Form 13F File Number: 28-12664

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Hutter
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Michael Hutter
                                       -------------------------------
                                       Schaffhausen, Switzerland,
                                       November 16, 2009

* As of September 30, 2009, the 13F securities held by Medcare N.V. have been sold and Medcare N.V. does not have any 13F securities to report. As a result, no further Form 13Fs will be filed.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:  $0
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

                                   MEDCARE NV

                           FORM 13F INFORMATION TABLE

                                                                                                      COLUMN 8
   COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7   -----------------
--------------   --------   --------   --------   --------------------   ----------   --------   VOTING AUTHORITY
                 TITLE OF                VALUE     SHS OR   SH/   PUT/   INVESTMENT     OTHER    -----------------
NAME OF ISSUER     CLASS      CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLESHARED   NONE
--------------   --------   --------   --------   -------   ---   ----   ----------   --------   ----------   ----
